CONSOLIDATED STATEMENTS OF CHANGES OF EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Comprehensive income (loss)	VisionChina Media Inc. shareholders Comprehensive income (loss)	Common shares	Additional paid-in capital	Accumulated (deficit) profit	Accumulated other comprehensive income	Noncontrolling interest	Noncontrolling interest Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 245,634,615			$ 7,182	$ 190,694,719	$ 43,509,296	$ 10,862,017	$ 561,401
Balance (in shares) at Dec. 31, 2008				71,819,442
Increase (Decrease) in Shareholders' Equity
Shares repurchases	(3,582,515)			(66)	(3,582,449)
Shares repurchases (in shares)				(658,980)
Exercise of share options	918,282			42	918,240
Exercise of share options (in shares)				423,139
Restricted shares				56	(56)
Restricted shares (in shares)				557,083
Share-based compensation	4,332,111				4,332,111
Foreign currency translation adjustment	(362,739)	(362,739)	(362,739)				(362,739)
Net income (loss)	26,475,960	26,475,960	26,603,003			26,603,003		(127,043)	(127,043)
Total comprehensive income (loss)		26,113,221	26,240,264						(127,043)
Balance at Dec. 31, 2009	273,415,714			7,214	192,362,565	70,112,299	10,499,278	434,358
Balance (in shares) at Dec. 31, 2009				72,140,684
Increase (Decrease) in Shareholders' Equity
Shares issued for DMG Acquisition (as defined in Note 3)	67,567,386			848	67,566,538
Shares issued for DMG Acquisition (as defined in Note 3) (in shares)				8,476,013
Noncontrolling interest acquired in DMG Acquisition	2,403							2,403
Shares issued to certain subscribers (Note 14)	12,901,247			401	12,900,846
Shares issued to certain subscribers (Note 14) (in shares)				4,006,474
Exercise of share options	157,533			20	157,513
Exercise of share options (in shares)				202,800
Restricted shares				7	(7)
Restricted shares (in shares)				68,917
Share-based compensation	947,505				947,505
Dividend paid to a noncontrolling shareholder	(50,492)							(50,492)
Foreign currency translation adjustment	11,568,199	11,568,199	11,568,199				11,568,199
Net income (loss)	(151,256,961)	(151,256,961)	(151,338,222)			(151,338,222)		81,261	81,261
Total comprehensive income (loss)		(139,688,762)	(139,770,023)						81,261
Balance at Dec. 31, 2010	215,252,534			8,490	273,934,960	(81,225,923)	22,067,477	467,530
Balance (in shares) at Dec. 31, 2010	84,894,888			84,894,888
Increase (Decrease) in Shareholders' Equity
Shares issued to certain subscribers (Note 14)	68,996,741			1,737	68,995,004
Shares issued to certain subscribers (Note 14) (in shares)				17,375,479
Shares repurchases	(1,877,565)			(106)	(1,877,459)
Shares repurchases (in shares)				(1,062,450)
Exercise of share options	92,840			8	92,832
Exercise of share options (in shares)				88,334
Restricted shares				2	(2)
Restricted shares (in shares)				16,764
Share-based compensation	817,673				817,673
Disposal of equity interest in a subsidiary	(134,956)							(134,956)
Foreign currency translation adjustment	12,872,968	12,872,968	12,872,968				12,872,968
Net income (loss)	(12,618,254)	(12,618,254)	(12,503,292)			(12,503,292)		(114,962)	(114,962)
Total comprehensive income (loss)		254,714	369,676						(114,962)
Balance at Dec. 31, 2011	$ 283,401,981			$ 10,131	$ 341,963,008	$ (93,729,215)	$ 34,940,445	$ 217,612
Balance (in shares) at Dec. 31, 2011	101,313,015			101,313,015